Vessels, net and Advances for vessel acquisition	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net and Advances for vessel acquisition

5       Vessels, net and Advances for vessel acquisition

The amounts in the interim condensed consolidated statement of financial position are analysed as follows:

	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2023	234,916	(113,009)	23,365	(15,811)	129,461
Additions	131	–	4,879	–	5,010
Reversal of Impairment	4,400	–	–	–	4,400
Depreciation & Amortization	–	(2,315)	–	(2,274)	(4,589)
Sale of vessel	(22,996)	10,423	(3,522)	2,473	(13,622)
Balance at June 30, 2023	216,451	(104,901)	24,723	(15,612)	120,661

For the purpose of the unaudited condensed consolidated statement of comprehensive income, depreciation, as stated in the income statement component, comprises the following:

	For the Three months ended June 30, 2023	For the Six months ended June 30, 2023
Vessels` depreciation	1,128	2,315
Depreciation on office furniture and equipment	12	22
Depreciation of right of use asset	78	156
Total	1,218	2,493

On March 6, 2023, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2007-built Sun Globe for a gross price of $14.1 million (absolute amount), before commissions, to an unaffiliated third party.

Following the agreement to sell Sun Globe and given the significant increase in the vessel’s market value, the Company assessed that there were indications that impairment losses recognised in the previous periods with respect to this vessel have decreased. Therefore, the carrying amount of the vessel was increased to its recoverable amount, determined based on selling price less cost to sell, and the Company recorded reversal of impairment amounting $4,400, during the first quarter of 2023. The vessel was delivered to its new owners on June 5, 2023 and the Company recorded a gain of $71 which is classified in the unaudited condensed consolidated statement of comprehensive income.

As of June 30, 2023 the Company assessed that no indication for impairment or reversal of impairment existed.

No impairment or reversal of impairment was recognized for the first half of 2022.